Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Subscribed Capital [Member]	Capital Reserve [Member]	Capital from Foreign Currency Conversion Adjustments (OCI) [Member]	Accumulated Loss [Member]	Total
Balance at Dec. 31, 2015	€ 25,490	€ 79,526	€ (1)	€ (109,824)	€ (4,809)
Balance, shares at Dec. 31, 2015	25,490,430
Statement Line Items [Line Items]
Capital increase	€ 9,870	14,648			24,518
Capital increase, shares	9,870,333
Conversion from convertible bond 2016/2021	€ 1,603	3,231			4,834
Conversion from convertible bond 2016/2021, shares	1,603,050
Exercise of detachable warrant rights from warrant bond 2011/2016	€ 759	1,487			2,246
Exercise of detachable warrant rights from warrant bond 2011/2016, shares	758,620
Foreign currency conversion adjustment			(153)		(153)
Costs of equity procurement		(321)			(321)
Changes in capital reserves pursuant to the issuance of the convertible bond 2016/2021		(4)			(4)
Increase in capital reserve from the stock option programme		110			110
Loss for the period				(10,579)	(10,579)
Balance at Dec. 31, 2016	€ 37,222	98,677	(154)	(120,403)	€ 15,842
Balance, shares at Dec. 31, 2016	37,722,433				37,722,433
Statement Line Items [Line Items]
Conversion from convertible bond 2016/2021	€ 27	74			€ 101
Conversion from convertible bond 2016/2021, shares	26,700
Foreign currency conversion adjustment			854		854
Increase in capital reserve from the stock option programme		181			181
Conversion from convertible bond 2017/2022	€ 668	1,837			2,505
Conversion from convertible bond 2017/2022, shares	667,695
Loss for the period				(16,102)	(16,102)
Balance at Dec. 31, 2017	€ 38,417	100,769	700	(136,505)	€ 3,381
Balance, shares at Dec. 31, 2017	38,416,828				38,416,828
Statement Line Items [Line Items]
Capital increase	€ 6,000	18,000			€ 24,000
Capital increase, shares	6,000,000
Conversion from convertible bond 2016/2021	€ 7	26			33
Conversion from convertible bond 2016/2021, shares	6,874
Foreign currency conversion adjustment			(702)		(702)
Costs of equity procurement		(2,432)			(2,432)
Increase in capital reserve from the stock option programme		262			262
Conversion from convertible bond 2017/2022	€ 13	51			64
Conversion from convertible bond 2017/2022, shares	13,472
Conversion of stock options from the stock option programme	€ 195	433			628
Conversion of stock options from the stock option programme, shares	195,500
Loss for the period				(8,878)	(8,878)
Balance at Dec. 31, 2018	€ 44,632	€ 117,106	€ (2)	€ (145,383)	€ 16,356
Balance, shares at Dec. 31, 2018	44,632,674				44,632,674